Related Party Transactions (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Consulting Services [Member] EUR (€)	Dec. 31, 2011 Scientific Consulting Services [Member] USD ($)	Dec. 31, 2010 Scientific Consulting Services [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2010 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Euro Finance [Member] USD ($)	Dec. 31, 2010 Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member]
Related Party Daily Fee			€ 2,750
Fees paid to related parties				100,000	300,000
Percentage of interest in a joint venture company										100.00%
Accounts receivable from related parties	3,606,000	2,400,000				3,400,000	2,300,000	1,600,000	1,600,000
Notes payable to related parties						145,000,000	145,000,000	300,000,000	300,000,000
Sales to related parties	6,287,000	2,605,000
Accrued interest on loans payable to related parties						$ 4,400,000	$ 3,300,000	$ 3,000,000	$ 3,000,000